Classification of Financial Instruments - Classification of Financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Categories of current financial liabilities
Borrowings	₩ 18,721,522	₩ 17,540,585
Debt securities	27,165,448	26,901,367
Derivative liabilities	52,119	23,914
Trade and other payables	8,621,671	9,411,315
Total current financial liabilities	54,560,760	53,877,181
Categories of non-current financial liabilities
Borrowings	3,274,774	3,118,796
Debt securities	80,607,548	84,972,652
Derivative liabilities	113,380	260,911
Trade and other payables	4,028,808	4,609,241
Total non-current financial liabilities	88,024,510	92,961,600
Total financial liabilities	142,585,270	146,838,781
Financial liabilities at fair value through profit or loss
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	52,119	23,914
Trade and other payables	0	0
Total current financial liabilities	52,119	23,914
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	113,254	256,018
Trade and other payables	0	0
Total non-current financial liabilities	113,254	256,018
Total financial liabilities	165,373	279,932
Financial liabilities recognized at amortized cost
Categories of current financial liabilities
Borrowings	18,721,522	17,540,585
Debt securities	27,165,448	26,901,367
Derivative liabilities	0	0
Trade and other payables	8,621,671	9,411,315
Total current financial liabilities	54,508,641	53,853,267
Categories of non-current financial liabilities
Borrowings	3,274,774	3,118,796
Debt securities	80,607,548	84,972,652
Derivative liabilities	0	0
Trade and other payables	4,028,808	4,609,241
Total non-current financial liabilities	87,911,130	92,700,689
Total financial liabilities	142,419,771	146,553,956
Derivative liabilities (applying hedge accounting)
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	0	0
Trade and other payables	0	0
Total current financial liabilities	0	0
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	126	4,893
Trade and other payables	0	0
Total non-current financial liabilities	126	4,893
Total financial liabilities	₩ 126	₩ 4,893